UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21575

Bryce Capital Funds – Bryce Capital Growth Series

(Exact name of registrant as specified in charter)

2 Thornell Road,	Pittsford, NY	14534

(Address of principal executive offices)		(Zip code)

Dennis Lohouse, Bryce Capital Funds, 2 Thornell Rd., Pittsford, NY 14534

(Name and address of agent for service)

Registrant’s telephone number, including area code:	585-381-2990

Date of fiscal year end:	6/30

Date of reporting period:	9/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SIGNATURES
EX-99.CERT Certification

Item 1. Schedule of Investments.

Bryce Capital Funds
Bryce Capital Growth Series
Schedule of Investments (unaudited)
September 30, 2004

Shares	Security Description	Value
COMMON STOCK - 100.0%

Industrials - 7.7%
120	Hughes Supply Corp.	$3,608
50	L-3 Communications Holdings	3,350

		6,958

Consumer Discretionary - 15.9%
65	Columbia Sportswear+	3,542
65	Lowe's Companies	3,533
140	Quicksilver Inc.	3,559
50	Toyota Motor	3,819

		14,453

Consumer Staples - 7.9%
110	Chattem Inc.+	3,547
125	Cott Corporation+	3,605

		7,152

Energy - 3.9%
120	Patina Oil & Gas	3,548

Financials - 20.5%
50	Ambac Financial Group	3,997
40	Bear Stearns	3,847
80	Investors Financial Services Corp.	3,610
80	North Fork Bancorp	3,556
85	WR Berkley Corp	3,584

		18,594

Shares	Security Description	Value

Health Care - 23.6%
115	Caremark RX Inc.+	3,688
65	Coventry Health Care+	3,469
100	Gilead Sciences+	3,738
55	Guidant Corp.	3,632
75	Lab Corp of America+	3,279
120	LifePoint Hospitals+	3,601

		21,407

Materials - 4.1%
100	Ball Corp.	3,743

Information Technology - 16.4%
90	Alliance Data+	3,650
60	FLIR Systems+	3,510
60	Scansource+	3,828
70	Symantec Corp.+	3,842

		14,830

TOTAL COMMON STOCK (COST $89,800)		90,687

PRINCIPAL

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(cost $89,157)*		$90,687
Other Assets and Liabilities, Net - 0.0%		(643)

TOTAL NET ASSETS - 100.0%		90,044

+ Non-income producing security

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation		$1,302
Gross Unrealized Depreciation		($416)

Net Unrealized Appreciation (Depreciation)		$886

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/	Edmond D. Sheidlower

Edmond D. Sheidlower, President

Date	11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/	Edmond D. Sheidlower

Edmond D. Sheidlower, President

Date	11/29/04

By (Signature and Title)

*/s/	Dennis E. Lohouse

Dennis E. Lohouse, CFA, Treasurer

Date	11/29/04